License Agreements (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Jun. 13, 2013 USD ($)
UM License Agreement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments upon the achievement of milestones					$ 2,500,000
Expense in connection with achievement of certain milestones	$ 0	$ 0
Expense paid to extend date of certain milestones	$ 100,000
Annual royalty payments due in 2021			$ 20,000
Annual royalty payments due in 2022			20,000
Annual royalty payments due in 2023			20,000
Annual fee			$ 200,000
Assignors
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Payments upon the achievement of milestones				$ 100,000